Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Changes In Accumulated Other Comprehensive Income By Components
The following table displays the changes in accumulated other comprehensive income (loss), net of taxes, in the amount of $66,259, $50,019 and $7,292, for the years ended December 31, 2020, 2019 and 2018, respectively, by components:

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Unrealized gains (losses) with respect to pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of January 1, 2018	$(6,963)	$11	$(47,469)	$(33,231)	$(87,652)
Other comprehensive income (loss) before reclassifications	(5,357)	—	3,321	(19,056)	(21,092)
Amount reclassified from accumulated other comprehensive income (loss)	9,162	(11)	4,649	—	13,800
Net current-period other comprehensive income (loss)	3,805	(11)	7,970	(19,056)	(7,292)

Balance as of January 1, 2019	$(3,158)	$—	$(39,499)	$(52,287)	$(94,944)
Other comprehensive income (loss) before reclassifications	19,838	—	(60,161)	6,822	(33,501)
Amount reclassified from accumulated other comprehensive income (loss)	(9,873)	—	(6,645)	—	(16,518)
Net current-period other comprehensive income (loss)	9,965	—	(66,806)	6,822	(50,019)

Balance as of January 1, 2020	$6,807	$—	$(106,305)	$(45,465)	$(144,963)
Other comprehensive income (loss) before reclassifications	$11,798	$—	$(57,359)	$2,014	$(43,547)
Amount reclassified from accumulated other comprehensive income (loss)	(39,280)	—	16,568	—	(22,712)
Net current-period other comprehensive income (loss)	(27,482)	—	(40,791)	2,014	(66,259)
Balance as of December 31, 2020	$(20,675)	$—	$(147,096)	$(43,451)	$(211,222)

Schedule Of Estimated Useful Life Of Assets
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2%-20%
Instruments, machinery and equipment	10%-33%
Office furniture and other	7%-15%
Motor vehicles and airplanes	15%-20%	(Mainly 15%)
(*) Leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.
Income Statement Impact of Cumulative Catch-Up Adjustments
The aggregate cumulative catch-up adjustment in EAC estimates on significant contracts had the following favorable/ (unfavorable) impact on the Company's operating results:

	Year ended December 31,
	2020	2019	2018
Cost of revenues, net	$(45,700)	$4,600	$32,200
Percentage of cost of revenues(*)	(1.33)%	0.14%	1.19%
Net income	$(39,400)	$4,200	$28,600
Diluted earning per share	$(0.89)	$0.10	$0.67

(*)     Percentage of cost of revenues during 2020 is excludes impairment of assets related to the COVID-19 impact (see Note 1C). During 2019 and 2018 it excluded non-recurring acquisition related expenses recorded in cost of revenues.

Schedule of Disaggregation of Revenue
Disaggregation of revenue:

Revenue by products and services was as follows:

	Year ended December 31,
	2020	2019
Revenue from sale of products	$4,312,010	$4,146,618
Service revenue	350,562	361,782
	$4,662,572	$4,508,400

Revenue by transfer type was as follows:

	Year ended December 31,
	2020	2019
Over time	$3,243,785	$3,432,511
Point in time	1,418,787	1,075,889
	$4,662,572	$4,508,400
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T.    REVENUE RECOGNITION (Cont.)

Revenue by customers was as follows:

	Year ended December 31,
	2020	2019
Israel Government Authorities (1,2)	$1,081,609	$1,134,703
US Government (2)	1,030,313	800,345
Other Governments	2,107,730	2,121,164
Commercial sales and other	442,920	452,188
	$4,662,572	$4,508,400
(1) Including U.S. Foreign Military Financing sales
(2) Including indirect sales

Schedule Of Warranty Liability
Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the balance sheet, are as follows:

	2020	2019
Balance, at January 1	$181,323	$219,695
Warranties issued during the year	114,730	58,298
Reduction due to expired warranties or claims during the year	(71,698)	(98,224)
Additions resulting from acquisitions	—	1,554
Balance, at December 31	$224,355	$181,323

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2020 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives and option contracts	$—	$14,676	$—
Cross-currency interest rate swap	—	16,851	—
Premises evacuation	—	—	29,133
Investments elected to be accounted for using the fair value method	—	—	37,963
Liabilities
Contingent purchase obligation	—	—	(141,178)
Foreign currency derivative and option contracts	—	(22,579)	—
Total	$—	$8,948	$(74,082)

	Fair value measurement at
	December 31, 2019 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives and option contracts	$—	$23,886	$—
Cross-currency interest rate swap	—	6,183	—
Premises evacuation	—	—	30,867
Investments elected to be accounted for using the fair value method	—	—	51,415
Liabilities
Contingent purchase obligation	—	—	(147,086)
Foreign currency derivative and option contracts	—	(8,326)	—
Total	$—	$21,743	$(64,804)

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model. During the two years ended December 31, 2020 there were no option grants to the Company's employees and non-employees.
Accounting Standards Update and Change in Accounting Principle
The changes in the allowance for credit losses related to accounts receivable for the year ended December 31, 2020 were as follows:

2020
Balance as of January 1,	$10,557
Current period provision for expected credit losses	2,149
Write-offs charged against the allowance for expected credit losses	(1,998)
Cumulative effect related to the adoption of ASC326	5,484
Balance as of December 31,	$5,494,708